Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES					$ 8,500
OPERATING EXPENSES
General and administrative	62,248	53,548	101,386	81,668	65,856	992,865
Compensation and professional fees	1,307,689	252,495	1,992,580	425,240	2,507,236	868,899
Depreciation	267		535		267
Total Operating Expenses	1,370,204	306,043	2,094,501	506,908	2,573,359	1,861,764
OPERATING LOSS	(1,370,204)	(306,043)	(2,094,501)	(506,908)	(2,564,859)	(1,861,764)
OTHER INCOME (EXPENSES)
Gain (loss) on marketable securities	281,000	11,109	349,000	(15,867)	(12,901)	67,342
Gain on settlements and debt relief						472,421
Interest expense	(12,904)	(57,704)	(32,349)	(114,709)	(200,726)	(106,834)
Total Other Income (Expenses)	268,096	(46,595)	316,651	(130,576)	(213,627)	432,929
LOSS BEFORE INCOME TAXES	(1,102,108)	(352,638)	(1,777,850)	(637,484)	(2,778,486)	(1,428,835)
INCOME TAX EXPENSE
NET LOSS	$ (1,102,108)	$ (352,638)	$ (1,777,850)	$ (637,484)	(2,778,486)	(1,428,835)
OTHER COMPREHENSIVE INCOME
COMPREHENSIVE LOSS					$ (2,778,486)	$ (1,428,835)
BASIC AND DILUTED LOSS PER SHARE	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING, BASIC AND DILUTED	235,044,159	206,544,709	233,779,672	205,911,350	207,923,257	178,502,990